Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest and fees on loans	$ 17,923,213	$ 19,687,441	$ 20,189,200
Interest and dividends on securities:
U.S. Treasuries	235,494	471,051	1,229,237
U.S. Government agencies	5,320,452	7,598,366	10,043,869
Mortgage-backed securities	105,905	518,924	1,566,573
States and political subdivisions	1,417,445	1,357,642	1,234,917
Other investments	23,130	26,078	17,347
Interest on federal funds sold	6,936	15,263	8,159
Total interest income	25,032,575	29,674,765	34,289,302
Interest expense:
Deposits	2,353,878	3,257,391	4,965,439
Borrowings from Federal Home Loan Bank	185,925	351,883	530,082
Federal funds purchased and securities sold under agreements to repurchase	638,286	991,438	1,905,383
Total interest expense	3,178,089	4,600,712	7,400,904
Net interest income	21,854,486	25,074,053	26,888,398
Provision for allowance for losses on loans	2,935,000	6,845,000	5,225,000
Net interest income after provision for allowance for losses on loans	18,919,486	18,229,053	21,663,398
Non-interest income:
Trust department income and fees	1,368,318	1,354,338	1,363,489
Service charges on deposit accounts	5,783,316	6,103,133	6,661,209
Gain on sales and calls of securities	1,126,055	1,690,670	869,123
Writedown of investments to market value			(149,517)
Gain (loss) on other investments	96,969	(109,933)	146,979
Increase in cash surrender value of life insurance	501,268	531,283	535,342
Gain on death benefits from life insurance	469,740		0
Other income	514,540	544,669	720,006
Total non-interest income	9,860,206	10,114,160	10,146,631
Non-interest expense:
Salaries and employee benefits	14,083,505	13,581,728	14,250,002
Net occupancy	2,350,029	2,364,103	2,501,431
Equipment rentals, depreciation and maintenance	3,332,346	3,668,643	3,766,582
Other expense	9,014,978	7,966,776	7,117,541
Total non-interest expense	28,780,858	27,581,250	27,635,556
Income (loss) before income taxes	(1,166)	761,963	4,174,473
Income tax expense (benefit)	(1,204,000)	(723,000)	954,000
Net income	$ 1,202,834	$ 1,484,963	$ 3,220,473
Basic and diluted earnings per share	$ 0.23	$ 0.29	$ 0.62
Dividends declared per share	$ 0.19	$ 0.20	$ 0.30